                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):    [   ] is a restatement.
                                         [   ] adds new holdings
                                               entries.

Institutional Investment Manager Filing this Report:

Name:    Kensico Capital Management Corp.
Address: 200 Park Avenue - Suite 3300
         New York, New York 10017

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Names:   Michael Lowenstein & Thomas J. Coleman
Title:   Co-Presidents
Phone:   (212) 808-3560

Signatures, Place, and Date of Signings:

    /s/  Michael Lowenstein          NY,   NY         2/06/02
         ____________________   ___________________   _________
              [Signature]          [City, State]       [Date]

    /s/  Thomas J. Coleman           NY,   NY         2/06/02
         ____________________   ___________________   _________
              [Signature]          [City, State]       [Date]








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Report Type (Check only one.):


    [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manger(s).)

    [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE





































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      34

Form 13F Information Table Value Total:      $239,257,372

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE

































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
                                                  KENSICO CAPITAL MANAGEMENT CORP.
                                                              FORM 13F
                                                            December 31, 2001
         COLUMN 1           COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5      COLUMN 6  COLUMN 7             COLUMN 8
-----------------------  --------------  --------   --------     ----------------- --------  --------     ------------------------
                                                                                              OTHER          VOTING AUTHORITY
      NAME OF ISSUER     TITLE OF CLASS    CUSIP    VALUE        SH/P AMT S/P P/C  INV DSC   MANAGERS     SOLE    SHARED     NONE
-----------------------  --------------  ---------  --------     -------- -------- --------  --------     -----   ------    -----
ADVANCEPCS               Common Stock   00790K109    6,964,755    237,300  SH       Sole                237,300      0        0
PEABODY ENERGY CORP      Common Stock   704549104    5,928,357    210,300  SH       Sole                210,300      0        0
COOPER CAMERON CORP      Common Stock   216640102      532,752     13,200  SH       Sole                 13,200      0        0
CAPITOL FEDERAL
  FINANCIAL              Common Stock   14057C106    1,546,328     74,200  SH       Sole                 74,200      0        0
COVANTA ENERGY CORP      Common Stock   22281N103    1,582,000    350,000  SH       Sole                350,000      0        0
CENTEX CORP              Common Stock   152312104   12,337,149    216,100  SH       Sole                216,100      0        0
CITIZENS COMMUNICATIONS
  CO                     Common Stock   17453B101    3,313,128    310,800  SH       Sole                310,800      0        0
DOUBLECLICK INC.         Common Stock   258609304    2,104,704    185,600  SH       Sole                185,600      0        0
ECHOSTAR COMMUNICATIONS  Common Stock   278762109   12,067,571    439,300  SH       Sole                439,300      0        0
ECLIPSE CORPORATION      Common Stock   278856109    1,363,785     81,420  SH       Sole                 81,420      0        0
ENDOCARE INC.            Common Stock   29264P104    8,965,000    500,000  SH       Sole                500,000      0        0
ERIE INDEMNITY CO-CL A   Common Stock   29530P102    7,659,895    199,010  SH       Sole                199,010      0        0
FLEMING COMPANIES INC    Common Stock   339130106      788,100     42,600  SH       Sole                 42,600      0        0
FMC CORPORATION          Common Stock   302491303   14,707,984    247,193  SH       Sole                247,193      0        0
GENTIVA HEALTH SERVICES  Common Stock   37247A102   17,466,515    795,741  SH       Sole                795,741      0        0
GETTY REALTY CORP NEW    Common Stock   374297109    4,557,930    241,800  SH       Sole                241,800      0        0
H & R BLOCK INC.         Common Stock   093671105   30,117,072    673,760  SH       Sole                673,760      0        0
INTERGRAPH CORPORATION   Common Stock   458683109   27,236,527  1,982,280  SH       Sole              1,982,280      0        0
IRON MOUNTAIN INC PA     Common Stock   462846106    2,645,520     60,400  SH       Sole                 60,400      0        0
INTERNATIONAL SPEEDWAY   Common Stock   460335201    5,450,540    139,400  SH       Sole                139,400      0        0
JOY GLOBAL INC.          Common Stock   481165108      113,904      6,780  SH       Sole                  6,780      0        0
MOORE CORPORATION        Common Stock   615785102   11,785,748  1,240,605  SH       Sole              1,240,605      0        0
E MEDSOFT.COM            Common Stock   58401N102       54,127     42,620  SH       Sole                 42,620      0        0
MASSEY ENERGY CORP       Common Stock   576206106   13,999,197    675,311  SH       Sole                675,311      0        0
NEOFORMA INC.            Common Stock   640475505    8,980,241    308,070  SH       Sole                308,070      0        0
NATIONAL HEALTH
  INVESTORS              Common Stock   63633D104    2,003,920    135,400  SH       Sole                135,400      0        0
NIKE INC-CL B            Common Stock   654106103   11,163,640    198,500  SH       Sole                198,500      0        0
PROFIT RECOVERY GROUP    Common Stock   743168106      167,075     20,500  SH       Sole                 20,500      0        0
PACTIV CORPORATION       Common Stock   695257105    9,217,451    519,293  SH       Sole                519,293      0        0
STAGE STORES INC.        Common Stock   85254C305    2,300,000    100,000  SH       Sole                100,000      0        0
WADDELL & REED
  FINANCIAL              Common Stock   930059100    9,431,380    292,900  SH       Sole                292,900      0        0
WEIGHT WATCHERS INTL     Common Stock   948626106    2,634,578     77,900  SH       Sole                 77,900      0        0
MICROTUNE                Options - Put  59514P9M3       70,500        300      PUT                          300
                                        Total:    $239,257,372



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